Parent Company Only, Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities [Abstract]
Net income	$ 61,519	$ 52,452	$ 57,840
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock based compensation expense	0	15	5
Total adjustments	(6,154)	9,705	5,958
Net cash provided by operating activities	55,365	62,157	63,798
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	(139,962)	(145,339)	(262,754)
Net cash used in investing activities	(175,256)	(35,346)	(248,759)
Cash flows from financing activities [Abstract]
Cash used to settle fractional shares in the Reverse Stock Split	(200)	0	0
Proceeds from exercise of stock options	260	0	185
Dividends paid	(26,279)	(26,331)	(26,385)
Payments to acquire treasury stock	(2,386)	(3,493)	(35)
Proceeds from sales of treasury stock	0	0	1,791
Net cash provided by (used in) financing activities	232,262	623,442	138,098
Net increase (decrease) in cash and cash equivalents	112,371	650,253	(46,863)
Cash and cash equivalents at beginning of period	1,107,099	456,846	503,709
Cash and cash equivalents at end of period	1,219,470	1,107,099	456,846
TrustCo Bank Corp NY [Member]
Cash flows from operating activities [Abstract]
Net income	61,519	52,452	57,840
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(30,710)	(23,135)	(32,207)
Stock based compensation expense	0	15	5
Net change in other assets and accrued expenses	354	515	246
Total adjustments	(30,356)	(22,605)	(31,956)
Net cash provided by operating activities	31,163	29,847	25,884
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	0	(1)	0
Net cash used in investing activities	0	(1)	0
Cash flows from financing activities [Abstract]
Cash used to settle fractional shares in the Reverse Stock Split	(200)	0	0
Proceeds from exercise of stock options	260	0	185
Dividends paid	(26,266)	(26,317)	(26,372)
Payments to acquire treasury stock	(2,386)	(3,493)	(35)
Proceeds from sales of treasury stock	0	0	1,791
Net cash provided by (used in) financing activities	(28,592)	(29,810)	(24,431)
Net increase (decrease) in cash and cash equivalents	2,571	36	1,453
Cash and cash equivalents at beginning of period	24,154	24,118	22,665
Cash and cash equivalents at end of period	$ 26,725	$ 24,154	$ 24,118